FINANCIAL ASSETS AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1

December 31, 2024	$-
Purchases	55,240
Disposals	-
Gain	402
December 31, 2025	$55,642
Purchases	-
Disposals	(27,639)
Gain	611
June 30, 2026	$28,614